Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment included in continuing operations consist of the following:

	As of June 30, 2025	As of September 30,
	(unaudited)	2024
Office equipment	$17,790	$13,298
Renovation	155,975	153,886
Plant and machinery	1,446,001	1,456,801
Subtotal	1,619,766	1,623,985
Less: accumulated depreciation	(163,353)	(30,585)
Total property and equipment, net	$1,456,413	$1,593,400

Depreciation of property and equipment is computed on a straight-line basis over its estimated useful life at the following annual rates:

Office equipment	20%
Renovation	20%
Plant and machinery	10%

Property and equipment included in continuing operations consist of the following:

	As of September 30,	As of September 30,
	2024	2023
Office equipment	$13,298	$1,701
Renovation	153,886	-
Plant and Machinery	1,456,801	-
Subtotal	$1,623,985	$1,701
Less: accumulated depreciation	(30,585)	(103)
Total property and equipment, net	$1,593,400	$1,598

Depreciation of property and equipment is computed on a straight-line basis over its estimated useful life at the following annual rates:

Office equipment	20%
Renovation	20%
Plant and machinery	10%